Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	192,026,379.84	18,648
Yield Supplement Overcollateralization Amount 01/31/18	3,395,814.49	0
Receivables Balance 01/31/18	195,422,194.33	18,648
Principal Payments	10,208,132.24	358
Defaulted Receivables	292,204.48	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	3,103,020.21	0
Pool Balance at 02/28/18	181,818,837.40	18,267

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	17.39%

Prepayment ABS Speed	1.12%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.70%
Weighted Average APR, Yield Adjusted	5.30%
Weighted Average Remaining Term	27.81

Delinquent Receivables:
Past Due 31-60 days	4,492,130.36	318
Past Due 61-90 days	1,134,472.52	79
Past Due 91-120 days	207,666.20	16
Past Due 121+ days	0.00	0
Total	5,834,269.08	413

Total 31+ Delinquent as % Ending Pool Balance	3.21%

Recoveries	256,787.13

Aggregate Net Losses/(Gains) - February 2018	35,417.35

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	1.32%
Third Prior Net Losses Ratio	0.69%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.61%

Flow of Funds	$ Amount

Collections	11,043,069.79
Advances	(7,716.47)
Investment Earnings on Cash Accounts	13,137.57
Servicing Fee	(162,851.83)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,885,639.06

Distributions of Available Funds
(1) Class A Interest	201,546.21
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	96,651.72
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	442,864.16
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,885,639.06

Servicing Fee	162,851.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 02/15/18	181,915,489.12
Principal Paid	10,207,542.44
Note Balance @ 03/15/18	171,707,946.68

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2a
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2b
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-3
Note Balance @ 02/15/18	53,585,489.12
Principal Paid	10,207,542.44
Note Balance @ 03/15/18	43,377,946.68
Note Factor @ 03/15/18	12.2536573%

Class A-4
Note Balance @ 02/15/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	107,600,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	20,730,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	235,232.46
Total Principal Paid	10,207,542.44
Total Paid	10,442,774.90

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.58750%
Coupon	1.81750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	50,906.21
Principal Paid	10,207,542.44
Total Paid to A-3 Holders	10,258,448.65

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2380100
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.3280710
Total Distribution Amount	10.5660810

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1438029
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.8348656
Total A-3 Distribution Amount	28.9786685

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	9.47
Noteholders' Principal Distributable Amount	990.53

Account Balances	$ Amount

Advances
Balance as of 01/31/18	54,015.93
Balance as of 02/28/18	46,299.46
Change	(7,716.47)

Reserve Account
Balance as of 02/15/18	2,527,722.68
Investment Earnings	2,435.97
Investment Earnings Paid	(2,435.97)
Deposit/(Withdrawal)	-
Balance as of 03/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68